Income Taxes (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
	Jul. 12, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Restructuring Cost and Reserve [Line Items]
Net operating loss carryforward		$ 165,112		$ 165,112
Income tax expense		$ 102	$ 0	$ 102	$ 0
Rant, Inc.
Restructuring Cost and Reserve [Line Items]
Goodwill	$ 7,589
Rant, Inc. | Goodwill
Restructuring Cost and Reserve [Line Items]
Amortization period				15 years